Shareholder Report, Average Annual Return (Details) 74200008200_Franklin New Jersey Tax-Free Income Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.19%	0.21%	1.51%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.10%	0.98%	1.90%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	2.43%